PACHOLDER FUND, INC.
-------------------------------------------------------------------------------
DEAR STOCKHOLDERS:

  In the third quarter of 1998, the high yield bond market experienced its worst performance since the third quarter of 1990. The Pacholder Fund, Inc. (the "Fund") was not immune to this pressure and it directly affected our per-formance in the quarter. For the three months ended September 30, 1998, the Fund recorded a total return of -10.91% compared to the CS First Boston High Yield Index(TM) (the "Index") total return of -6.15%. On a year-to-date basis through September 30, 1998, the Fund recorded a total return of -6.61% com-pared to the Index total return of -2.10%. Across the rating spectrum, issues of higher credit quality outperformed in this period. The Fund's higher weighting versus the Index in the single-B and non-rated segments of the high yield market, combined with the leverage employed by the Fund, negatively im-pacted our relative performance.

OVERVIEW OF THIRD QUARTER 1998
  Since our last communication with our stockholders in the beginning of Au-gust, the market has become very illiquid as external pressures from weakening stock markets around the globe, and economic turmoil in Asia, South America, and Russia put severe pressure on all credit-related markets in the United States. The Index closed the quarter with an average price of 90.83 compared to 99.56 at the beginning of the quarter. The average yield-to-worst on the Index increased to 11.30% from 9.66%, a 164 basis point rise. In addition, the tremendous flight to quality experienced by the securities markets during the last few months caused Treasury rates to fall dramatically. The combination of declining market values for high yield bonds and falling interest rates for comparable Treasuries resulted in the spread on the Index widening to 691 ba-sis points from 417 basis points, a 274 basis point move.

  The Federal Reserve's [or Fed's] Open Market Committee lowered the Federal Funds Rate by 25 basis points twice during the last 30 days to the current rate of 5.00%. The Federal Funds Rate is the rate at which banks lend money to each other on an overnight basis and is the most sensitive indicator of the direction of interest rates. This was the first move by the Fed to lower in-terest rates since 1996 and had been expected by most market participants. We believe these Fed actions were driven by concerns of bond market illiquidity and the fact that the yield premiums for virtually all credit-related products have increased dramatically in recent months. It doesn't appear that the Fed lowered the rate to stimulate the domestic economy, since most of the economic data coming out of Washington, DC still indicate growth, albeit at a slower rate.

  Operating in the current market environment has been challenging. The high yield market became extremely illiquid with most market participants becoming very risk averse, particularly the high yield trading desks that provide li-quidity in the secondary market. It appears that most high yield desks have been reducing their inventory during the last few months, putting further pressure on the markets. As a result, there has been no significant two-way flow of bond trading, which has forced bid/ask spreads to widen significantly, even for the most well-recognized, larger issues in the market. During the quarter there were seven consecutive weeks in which high yield bond mutual funds experienced negative cash flows. In this difficult environment, we have been moving to upgrade the credit quality of the Fund's portfolio and to re-duce the exposure to credits that are either reliant on the capital markets for growth or commodity oriented. We believe that these are the appropriate strategies in light of the current market conditions.

OUTLOOK
  The negative momentum of the third quarter carried over into October. Howev-er, as of the date of this letter, there have been signs of improved liquidity in the market. Significant attention is being given to the fact that the spread over Treasuries attainable in the high yield market is near historic high levels, even with a fundamentally sound economic backdrop. As a result, many market strategists have increased the allocation to high yield in their model portfolios. Buyers have slowly crept back into the market, first in the more liquid, large issues, and more recently in the smaller, less traded is-sues. For the first time since August, there has been a resurgence of new is-sues sold in the market. Nearly all of the issues sold thus far have been by companies with existing high yield issues that are well known in the high yield marketplace. Although we are encouraged by the fact that new issue ac-tivity has resumed, it remains to be seen whether the market will finance first time issuers.

  As we move through the last quarter of 1998, we remain focused on the credit quality of each of our investments. While the Fund has underperformed in the midst of this unusual market volatility, we are confident that we are making good decisions and that the Fund will continue to perform well over the long run.

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
  The performance of the Fund as compared to the Index is illustrated in the following table.

-------------------------------------------------------------
                   PERFORMANCE COMPARISON*
           (FOR NINE MONTHS ENDED SEPTEMBER 30, 1998)
-------------------------------------------------------------
                                                     SINCE
                                           NINE     INCEPTION
                                          MONTHS  (ANNUALIZED)**
-------------------------------------------------------------
Pacholder Fund, Inc.\***\                 (6.61)%       11.22%
-------------------------------------------------------------
CS First Boston High Yield Index \TM\     (2.10)%       10.70%
-------------------------------------------------------------

\*\ The CS First Boston High Yield\TM\ is an unmanaged index that is widely used as a measurement of high yield market performance. These figures assume reinvestment of interest, dividends and capital gains distributions and participation in rights offerings as applicable. Past performance is no guarantee of future results.
\**\  Inception date -- November 11, 1998.
\***\ Return based on Net Asset Value.

  We appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

[LOGO APPEARS HERE]

Anthony L. Longi, Jr.
President

November 2, 1998
---------------------------------------
DIVIDEND REINVESTMENT PLAN

  The Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in shares of the Fund. For an enroll-ment form and detailed information about the Plan, please contact Star Bank, N.A. Corporate Trust Services, 425 Walnut Street, ML 5125, P.O. Box 1118, Cin-cinnati, Ohio 45201-1118, (800) 727-1919 ext. 5788.

  This report is sent to the shareholders of Pacholder Fund, Inc. for their in-formation. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PERCENT
                                                     PAR                OF NET
DESCRIPTION                                         (000)     VALUE     ASSETS
-------------------------------------------------------------------------------

CORPORATE DEBT SECURITIES -- 92.1%
AUTO PARTS & EQUIPMENT -- 4.2%
Cambridge Industries, Inc., Sr Sub Nt, 10.25%,
 7/15/07                                            $1,000 $    920,000   0.6%
Harvard Industries, Inc., Bank Debt, 13%,
 5/8/99/3/                                           2,000    2,000,000   1.3
Harvard Industries, Inc., Sr Nt, 11.125%,
 8/1/05/4/                                           1,500      270,000   0.2
JPS Automotive Products Corp., Sr Nt, 11.125%,
 6/15/01                                             1,350    1,424,250   0.9
Newcor, Inc., Sr Sub Nt,
 9.875%, 3/1/08                                      1,000      885,000   0.6
Safety Components International, Inc., Sr Sub Nt,
 10.125%, 7/15/07                                    1,000      980,000   0.6
                                                           ------------   ---
                                                              6,479,250   4.2
BROADCAST RADIO & TV -- 9.8%
Citadel Broadcasting Company, Sr Sub Nt, 10.25%,
 7/1/07                                              1,500    1,612,500   1.0
Cumulus Media, Inc., Sr Sub Nt, 10.375%, 7/1/08      2,250    2,272,500   1.5
Heritage Media Services, Sr Sub Nt, 11%, 10/1/02     1,000    1,030,000   0.7
LIN Holdings Corp., Sr Disc Nt,
 0/10%, 3/1/08/2/                                    1,750    1,141,875   0.7
LIN Television Corp., Sr Sub Nt, 8.375%, 3/1/08/2/   1,000      965,000   0.6
Outdoor Communications, Inc., Sr Sub Nt, 9.25%,
 8/15/07                                             1,000    1,020,000   0.7
Radio One, Inc., Sr Sub Nt,
 7/12%, 5/15/04                                      2,220    2,086,800   1.3
Salem Communications, Sr Sub Nt, 9.5%, 10/1/07       1,000    1,005,000   0.6
Spanish Broadcasting System, Sr Nt, 7.5/12.5%,
 6/15/02                                               500      545,000   0.3
Spanish Broadcasting System, Sr Nt, 11%, 3/15/04     1,625    1,625,000   1.0
Tri-State Outdoor Media, Sr Nt,
 11%, 5/15/08/2/                                     1,250    1,218,750   0.8
Young Broadcasting Inc., Sr Sub Nt, 8.75%, 6/15/07   1,000      992,500   0.6
                                                           ------------   ---
                                                             15,514,925   9.8

                                                                       PERCENT
                                                    PAR                OF NET
DESCRIPTION                                        (000)     VALUE     ASSETS
------------------------------------------------------------------------------

BUILDING -- 1.5%
Associated Materials, Inc., Sr Sub Nt, 9.25%,
 3/1/08                                            $1,000 $    965,000   0.6%
MMI Products, Inc., Sr Sub Nt,
 11.25%, 4/15/07                                    1,250    1,337,500   0.9
                                                          ------------   ---
                                                             2,302,500   1.5
BUSINESS SERVICES & EQUIPMENT -- 3.7%
Autotote Corp., Sr Nt, 10.875%, 8/1/04              1,000    1,005,000   0.6
CEX Holdings, Inc., Sr Sub Nt,
 9.625%, 6/1/08/2/                                  1,000      950,000   0.6
Knoll Inc., Sr Sub Nt,
 10.875%, 3/15/06                                   1,525    1,662,250   1.1
US Office Products Co., Sr Sub Nt, 9.75%,
 6/15/08/2/                                         1,500    1,290,000   0.8
United Stationers Supply Co., Sr Sub Nt, 12.75%,
 5/1/05                                               833      928,795   0.6
                                                          ------------   ---
                                                             5,836,045   3.7
CABLE TELEVISION -- 3.4%
Classic Communications, Inc., Sr Nt w/ warrant,
 0/13.25%, 8/01/09/2/                               1,750      971,250   0.6
Fundy Cable Ltd., Sr Nt,
 11%, 11/15/05                                      1,500    1,571,250   1.0
James Cable Partners L.P., Sr Nt, 10.75%, 8/15/04   1,250    1,306,250   0.8
Mediacom LLC/Capital Corp., Sr Nt, 8.5%,
 4/15/08/2/                                         1,500    1,501,875   1.0
                                                          ------------   ---
                                                             5,350,625   3.4

-------------------------------------------------------------------------------

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PERCENT
                                                     PAR               OF NET
DESCRIPTION                                         (000)     VALUE    ASSETS
--------------------------------------------------------------------------------
CHEMICALS/PLASTIC -- 7.4%
AEP Industries, Inc., Sr Sub Nt,
 9.875%, 11/15/07                                   $1,000 $   965,000   0.6%
Applied Extrusion Technologies Inc., Sr Unsecd Nt,
 11.5%, 4/1/02                                       1,500   1,507,500   1.0
Berry Plastics Corp., Sr Sub Nt,
 12.25%, 4/15/04                                     1,605   1,671,206   1.1
Envirodyne Industries, Inc., Sr Nt,
 12%, 6/15/00                                          517     522,170   0.3
Indesco International, Inc., Sr Sub Nt, 9.75%,
 4/15/08                                             1,500   1,395,000   0.9
Philipp Brothers Chemical, Sr Sub Nt, 9.875%,
 6/1/08/2/                                           1,000     945,000   0.6
Polymer Group, Inc., Sr Sub Nt,
 9%, 7/1/07                                          1,500   1,432,500   0.9
Portola Packaging Inc., Sr Nt,
 10.75%, 10/1/05                                     1,250   1,253,125   0.8
Printpack Inc., Sr Sub Nt,
 10.625%, 8/15/06                                    1,000     995,000   0.6
Tekni-Plex Inc., Sr Sub Nt,
 9.25%, 3/1/08                                       1,000     962,500   0.6
                                                           -----------   ---
                                                            11,649,001   7.4
CLOTHING & TEXTILE -- 0.9%
Coyne International Enterprises Corp., Sr Sub Nt,
 11.25%, 6/1/08/2/                                   1,500   1,365,000   0.9
                                                           -----------   ---
CONGLOMERATE -- 0.3%
Siebe Inc., Sr Sec Nt, 11.22%, 1/29/01/2/              417     416,862   0.3
                                                           -----------   ---
CONTAINERS & GLASS PRODUCTS -- 0.6%
Graham Packaging Co./GPC Capital Corp., Sr Sub Nt,
 Floating Rate, 1/15/08                              1,000     945,000   0.6
                                                           -----------   ---
COSMETICS/TOILETRIES -- 0.6%
JB Williams Holdings Inc., Sr Nt,
 12%, 3/1/04                                         1,000     990,000   0.6
                                                           -----------   ---
DRUGS -- 1.0%
NBTY, Inc., Sr Sub Nt, 8.625%, 9/15/07               1,000     970,000   0.6
Twin Laboratories, Inc., Sr Sub,
 10.25%, 5/15/06                                       650     695,500   0.4
                                                           -----------   ---
                                                             1,665,500   1.0

                                                                        PERCENT
                                                      PAR               OF NET
DESCRIPTION                                          (000)     VALUE    ASSETS
-------------------------------------------------------------------------------
ECOLOGICAL SERVICES & EQUIPMENT -- 1.5%
American Eco Corp., Sr Nt,
 9.625%, 5/15/08                                     $1,000 $   805,000   0.5%
ICF Kaiser International Inc., Sr Sub Nt
 13%, 12/31/03                                        1,500     712,500   0.5
Norcal Waste Systems, Sr Nt,
 13.5%, 11/15/05                                        750     847,500   0.5
                                                            -----------   ---
                                                              2,365,000   1.5
ELECTRONICS/ELECTRIC -- 5.7%
Airxcel, Inc., Sr Sub Nt, 11%, 11/15/07               1,175   1,110,375   0.7
Communications Instruments, Inc., Sr Sub Nt, 10%,
 9/15/04                                              1,250   1,187,500   0.8
Dynatech, Sr Sub Nt, 9.75%, 5/15/08/2/                1,000     920,000   0.6
Elgar Holdings, Inc., Sr Nt,
 9.875%, 2/1/08                                       1,750   1,487,500   1.0
Jordan Telecommunication Products, Inc., Sr Nt,
 9.875%, 8/1/07                                       1,750   1,636,250   1.0
Plantronics Inc., Sr Nt, 10%, 1/15/01                   800     788,000   0.5
Wesco Distribution, Inc., Sr Sub Nt,
 9.125%, 6/1/08                                       1,250   1,184,375   0.8
Windmere-Durable Holdings, Inc., Sr Sub Nt, 10%,
 7/31/08                                                500     430,000   0.3
                                                            -----------   ---
                                                              8,744,000   5.7
EQUIPMENT LEASING -- 2.0%
Coinmach Corp., Ser D Sr Nt,
 11.75%, 11/15/05                                     1,700   1,785,000   1.1
United Rentals, Inc., Sr Sub Nt,
 9.5%, 6/1/08/2/                                      1,000     997,500   0.6
United Rentals, Inc., Sr Sub Nt,
 8.8%, 8/15/08/2/                                       500     467,500   0.3
                                                            -----------   ---
                                                              3,250,000   2.0
FARMING/AGRICULTURE -- 0.6%
GSI Group, Inc., Sr Sub Nt,
 10.25%, 11/1/07                                      1,000     860,000   0.6
                                                            -----------   ---
FINANCIAL INTERMEDIARIES -- 0.6%
Amresco, Inc., Sr Nt, 8.75%, 7/1/99                   1,000     960,000   0.6
                                                            -----------   ---
FOOD/DRUG RETAILERS -- 0.6%
Mrs. Fields Original Cookies, Inc., Sr Nt, 10.125%,
 12/1/04/2/                                           1,000     940,000   0.6
                                                            -----------   ---

-------------------------------------------------------------------------------
4

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PERCENT
                                                    PAR                OF NET
DESCRIPTION                                        (000)     VALUE     ASSETS
-------------------------------------------------------------------------------
FOOD SERVICE -- 5.7%
Advantica Restaurant Group, Inc., Sr Nt, 11.25%,
 1/15/08                                           $1,087 $  1,046,712   0.7%
American Restaurant Group, Inc., Sr Nt, 11.5%,
 2/15/03                                            1,250    1,181,250   0.8
American Rice, Inc., Bank Debt,
 11%, 5/31/99                                         818      572,261   0.4
Foodmaker Corp., Sr Nt,
 9.75%, 11/1/03                                     1,000    1,012,500   0.6
Fresh Foods, Inc., Sr Nt,
 10.75%, 6/1/06/2/                                  1,250    1,125,000   0.7
Host Marriott Travel Plaza, Sr Nt,
 9.5%, 5/15/05                                      1,250    1,275,000   0.8
Richmont Marketing, Sr Sub Nt,
 10.125%, 12/15/07/2/                                 750      667,500   0.4
Specialty Foods Corp., Sr Nt,
 11.125%, 10/1/02                                     900      756,000   0.5
TPI Enterprises, Sub Deb,
 8.25%, 7/15/02                                     1,440    1,216,800   0.8
                                                          ------------   ---
                                                             8,853,023   5.7
FOREST PRODUCTS -- 1.8%
Ainsworth Lumber Co. Ltd., Sr Nt,
 12.5%, 7/15/07                                     1,500    1,395,000   0.9
Crown Packaging, Ltd., Ser B Sr Nt, 10.75%,
 11/1/00                                            2,000    1,440,000   0.9
                                                          ------------   ---
                                                             2,835,000   1.8
HEALTH CARE -- 2.0%
Fisher Scientific International, Inc., Sr Sub Nt,
 9%, 2/1/08                                         1,250    1,193,750   0.8
Rural/Metro Corp., Sr Nt,
 7.875%, 3/15/08                                    2,250    1,935,000   1.2
                                                          ------------   ---
                                                             3,128,750   2.0
HOME FURNISHINGS -- 0.7%
Decorative Home Accents, Inc., Sr Nt,
 13%, 6/30/02/4/                                    1,000      150,000   0.1
Home Products Intl, Inc., Sr Sub Nt, 9.625%,
 5/15/08                                            1,000      885,000   0.6
                                                          ------------   ---
                                                             1,035,000   0.7

                                                                        PERCENT
                                                     PAR                OF NET
DESCRIPTION                                         (000)     VALUE     ASSETS
-------------------------------------------------------------------------------
HOTEL & CASINOS -- 3.3%
Aladdin Gaming, Sr Disc Nt,
 0/13.5%, 3/1/10                                    $2,750 $    797,500   0.5%
Hollywood Park, Inc., Sr Sub Nt,
 9.5%, 8/1/07                                        1,250    1,200,000   0.8
Majestic Star Casino LLC, Sr Nt,
 12.75%, 5/15/03                                       500      512,500   0.3
Prime Hospitality Corp., Sr Sub Nt,
 9.75%, 4/1/07                                       1,000      950,000   0.6
Showboat Marina Casino, 1st Mtg,
 13.5%, 3/15/03                                        500      562,500   0.4
Station Casinos, Inc., Sr Sub Nt,
 9.625%, 6/1/03                                      1,097    1,080,545   0.7
                                                           ------------   ---
                                                              5,103,045   3.3
INDUSTRIAL EQUIPMENT -- 5.6%
Anchor Lamina, Inc., Sr Sub Nt,
 9.875%, 2/1/08                                      1,000      820,000   0.5
Elgin National Industries, Sr Nt,
 11%, 11/1/07                                        1,000    1,035,000   0.7
International Knife & Saw, Sr Sub Nt, 11.375%,
 11/15/06                                            2,250    2,306,250   1.5
Jackson Products, Inc., Sr Sub Nt,
 9.5%, 4/15/05/2/                                    1,500    1,432,500   0.9
Specialty Equipment Co., Sr Sub Nt, 11.375%,
 12/1/03                                             2,500    2,662,500   1.7
Spin Cycle, Inc., Sr Disc Nt w/warrants, 0/12.75%,
 5/1/05/2/                                             750      393,750   0.3
                                                           ------------   ---
                                                              8,650,000   5.6
LEISURE -- 1.9%
Bally Total Fitness Holding Corp., Sr Sub Nt,
 9.875%, 10/15/07                                    1,500    1,395,000   0.9
Guitar Center Mgmt., Sr Nt, 11%, 7/1/06              1,520    1,596,000   1.0
                                                           ------------   ---
                                                              2,991,000   1.9
NON-FERROUS METALS -- 1.7%
Easco Corp., Sr Nt, 10%, 3/15/01                     1,000      985,000   0.6
Echo Bay Mines Ltd., Jr Sub Debs,
 11%, 4/1/27                                         1,000      660,000   0.4
Renco Metals Inc., Sr Nt, 11.5%, 7/1/03              1,000    1,030,000   0.7
                                                           ------------   ---
                                                              2,675,000   1.7

-------------------------------------------------------------------------------

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PERCENT
                                                      PAR               OF NET
DESCRIPTION                                          (000)     VALUE    ASSETS
--------------------------------------------------------------------------------
OIL & GAS -- 1.1%
Giant Industries Inc., Sr Sub Nt,
 9%, 9/1/07                                          $1,000 $   940,000   0.6%
Northern Offshore ASA, Sr Nt,
 10%, 5/15/05/2/                                      1,000     740,000   0.5
                                                            -----------   ---
                                                              1,680,000   1.1
PUBLISHING -- 4.8%
The Learning Co., Inc., Sr Nt,
 5.5%, 11/1/00                                        1,500   1,380,000   0.9
Liberty Group Publishing, Inc., Sr Sub Nt, 9.375%,
 2/1/08                                               1,500   1,432,500   0.9
Perry-Judd, Sr Sub Nt,
 10.625%, 12/15/07                                    1,500   1,485,000   1.0
RH Donnelley, Inc., Sr Sub Nt,
 9.125%, 6/1/08/2/                                    1,000   1,005,000   0.6
Sun Media Corp., Sr Sub Nt,
 9.5%, 2/15/07                                        1,750   1,741,250   1.1
Young America Corp., Sr Sub Nt,
 11.625%, 2/15/06                                     1,250     525,000   0.3
                                                            -----------   ---
                                                              7,568,750   4.8
RETAILERS -- 4.7%
Braun's Fashions Corp., Sr Nt,
 12%, 1/1/05                                          2,468   2,307,113   1.5
Central Tractor Farm & Country, Sr Nt, 10.625%,
 4/1/07                                               1,500   1,455,000   0.9
Frank's Nursery & Crafts, Sr Sub Nt, 10.25%, 3/1/08   1,000     975,000   0.6
Herff Jones Inc., Sr Sub Nt,
 11%, 8/15/05                                         1,250   1,293,750   0.8
Travelcenters of America, Sr Sub Nt, 10.25%, 4/1/07   1,500   1,455,000   0.9
                                                            -----------   ---
                                                              7,485,863   4.7
STEEL -- 0.3%
NS Group, Inc., Sr Nt, 13.5%, 7/15/03                   368     399,280   0.3
                                                            -----------   ---
TELECOMMUNICATIONS/CELLULAR
 COMMUNICATION -- 11.6%
Allegiance Telecom, Inc., Sr Disc Nt, 0/11.75%,
 2/15/08                                              1,000     440,000   0.3
American Mobile Satellite Corp., Sr Nt, 12.25%,
 4/1/08                                               1,000     575,000   0.4
Arch Communications Group, Inc., Sr Nt, 0/10.875%,
 3/15/08                                              3,250   1,560,000   1.0

                                                                      PERCENT
                                                   PAR                OF NET
DESCRIPTION                                       (000)     VALUE     ASSETS
-----------------------------------------------------------------------------
Centennial Cellular, Sr Nt,
 8.875%, 11/1/01                                  $1,000 $  1,060,000   0.7%
DTI Holdings, Inc., Sr Disc Nt,
 0/12.5%, 3/1/08                                   2,750      935,000   0.6
FaciliCom International, Sr Nt,
 10.5%, 1/15/08                                    1,500    1,305,000   0.8
GCI, Inc., Sr Nt, 9.75%, 8/1/07                    1,000      940,000   0.6
IXC Communications, Inc., Sr Sub Nt,
 9%, 4/15/08/2/                                    1,500    1,481,250   0.9
Metrocall Inc., Sr Sub Nt,
 10.375%, 10/1/07                                  2,000    1,860,000   1.2
MobileMedia Communications, Inc., Bank Debt,
 10.25%, 11/1/07                                   1,477    1,388,075   0.9
MobileMedia Communications, Inc., Sr Sub Nt,
 9.375%, 11/1/07/4/                                1,725      310,500   0.2
MobileMedia Communications, Inc., Sr Sub Nt,
 0/10.5%, 12/1/03/4/                               1,000      140,000   0.1
Paging Network do Brasil Holding Co. LLC, Sr Nt,
 13.5%, 6/6/05                                       500      352,500   0.2
Pathnet, Inc., Sr Nt, 12.25%, 4/15/08/2/           1,000      830,000   0.5
Phonetel Technologies, Inc., Sr Nt,
 12%, 12/15/06                                     2,300    1,150,000   0.7
PSINet, Inc., Sr Nt, 10%, 2/15/05                  1,000    1,002,500   0.6
Rural Cellular Corp., Sr Sub Nt,
 9.625%, 5/15/08/2/                                2,050    1,957,750   1.3
Winstar Equipment Corp., Co Gtd Sr Sec, 12.5%,
 3/15/04                                           1,000      910,000   0.6
                                                         ------------  ----
                                                           18,197,575  11.6
TRANSPORTATION -- 2.5%
Greyhound Lines, Inc., Sr Nt,
 11.5%, 4/15/07                                    1,500    1,590,000   1.0
Holt Group, Sr Nt, 9.75%, 1/15/06/2/               1,000      780,000   0.5
Moran Transport Co., 1st Mtg,
 11.75%, 7/15/04                                   1,500    1,605,000   1.0
                                                         ------------  ----
                                                            3,975,000   2.5
TOTAL CORPORATE DEBT SECURITIES
 (amortized cost $155,440,617)                            144,210,994  92.1
                                                         ------------  ----

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6

PACHOLDER FUND, INC.
-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONCLUDED)
SEPTEMBER 30, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

                                                    SHARES/             PERCENT
                                                      PAR               OF NET
DESCRIPTION                                          (000)     VALUE    ASSETS
-------------------------------------------------------------------------------
EQUITY INVESTMENTS -- 3.0%
Aladdin Gaming/Capital Corp.,
 Warrants, 3/1/10/1/                                27,500  $     1,500   0.0%
Allegiance Telecom, Inc., Warrants, 2/3/08/1/        1,000        1,500   0.0
American Mobile Satellite Corp.,Warrants,/1/         1,000        4,710   0.0
Arch Communications Group, Inc., Common Stock/1/    39,795       67,154   0.1
Concentric Network Corp., Pfd,
 13.5% PIK, 6/1/10                                   1,031      907,280   0.6
DTI Holdings, Inc., Warrants, 3/1/08/1/             13,750            0   0.0
Glasstech, Inc., Warrants, 6/30/04/1/                1,000        1,250   0.0
Gulf States Steel, Warrants, 4/15/03/1/                500            5   0.0
ICF Kaiser International,
 Warrants, 12/31/98/1/                               7,200           72   0.0
International Wireless Communications, Warrants/1/   1,000           10   0.0
Iridium LLC and Iridium Capital Corp., Warrants,
 7/15/05/1/                                          1,000      120,000   0.1
Optel, Inc., Class C Common Stock/1/                   750        3,000   0.0
Orion Network Systems, Warrants, 1/15/07/1/          1,250        1,438   0.0
Pathnet Inc., Warrants, 4/15/08/1/                   1,000            0   0.0
Paging Network do Brasil Holding Co. LLC,
 Warrants/1/                                           500            0   0.0
Paxson Communications, Pfd,
 12.5% PIK, 10/31/06                                 2,391    2,271,094   1.5
Rural Cellular Corp., Pfd,
 11.375% PIK, 5/15/10                                1,028      930,738   0.6
Sabreliner Corp., Warrants, 4/15/03/1/                 500        5,000   0.0
San Jacinto Holdings, Common Stock/1/                2,246        2,246   0.0
US Leather Corp., Common Stock/1/                   93,269      209,856   0.1
                                                            -----------   ---
TOTAL EQUITY INVESTMENTS
 (cost $4,422,813)                                            4,451,988   3.0
                                                            -----------   ---
SECURITIES LENDING PROGRAM ASSETS -- 6.1%
Morgan Stanley Corp. 6.015%, dated 9/30/98,
 matures 10/1/98, repurchase price $8,542,119        8,542    8,542,119   5.5
Lehman Brothers Holdings, Inc. MTN Tranche
 #TR00291, dated 3/3/98, daily resettable floating
 rate due 3/3/00                                     1,000      999,890   0.6
                                                            -----------   ---
 (at amortized cost)                                          9,542,009   6.1
                                                            -----------   ---

                                                SHARES/               PERCENT
                                                  PAR                 OF NET
DESCRIPTION                                      (000)     VALUE      ASSETS
-----------------------------------------------------------------------------
COMMERCIAL PAPER -- 4.2%
American General Finance Corp., 5.51%, 10/5/98   1,000  $    995,255     0.6%
American General Finance Corp., 5.51%, 10/9/98     400       398,163     0.3
American General Finance Corp., 5.48%, 10/9/98     250       249,429     0.2
Fountain Square Commercial Funding, 5.53%,
 10/5/98                                         2,039     2,030,856     1.3
General Electric Capital Corp.,
 5.51%, 10/5/98                                  1,000       995,255     0.6
Household Finance Corp.,
 5.51%, 10/9/98                                    400       398,163     0.3
John Deer Capital Corp.,
 5.51%, 10/9/98                                    400       398,163     0.3
Prudential Funding, 5.51%, 10/5/98               1,000       995,255     0.6
                                                        ------------   -----
TOTAL COMMERCIAL PAPER
 (at amortized cost)                                       6,460,541     4.2
                                                        ------------   -----
TOTAL INVESTMENTS
 (amortized cost $175,866,070)                          $164,665,532   105.4
PAYABLE UPON RETURN OF SECURITIES LOANED                  (9,542,009)   (6.1)
OTHER ASSETS IN EXCESS OF LIABILITIES                      1,098,372     0.7
                                                        ------------   -----
NET ASSETS                                              $156,221,894   100.0%
LESS: OUTSTANDING PREFERRED STOCK                        (49,000,000)
                                                        ------------
NET ASSETS APPLICABLE TO 7,113,166 SHARES OF
 COMMON STOCK OUTSTANDING                               $107,221,894
                                                        ============
NET ASSET VALUE PER COMMON SHARE
 ($107,221,894/7,113,166)                                     $15.07
                                                        ============
-----------------------------------------------------------------------------

/1/Non-income producing security.
/2/Security exempt from registration under Rule 144A of the Securities Act of
  1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $24,086,500 or 15.4% of net assets.
/3/Board valued security. These securities amounted to $2,416,862 or 1.6% of net assets.
/4/Security is in default.
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                                                                              7

                                                          ----------------------
               PACHOLDER FUND, INC.
----------------------------------------------------------
                                                            PACHOLDER FUND, INC.
                                                          |
             DIRECTORS AND OFFICERS                       |
                                                          |
William J. Morgan              John F. Williamson         |
Chairman and Treasurer         Director                   |
                                                          |
Anthony L. Longi, Jr.          George D. Woodard          |
President                      Director                   |
                                                          |
James P. Shanahan, Jr.         James E. Gibson            |
Director and Secretary         Senior Vice President      |
                                                          |
Daniel A. Grant                Mark H. Prenger            |
Director                       Assistant Treasurer        |
                                                          |
                                                          |
              INVESTMENT OBJECTIVE                        |
A closed-end fund seeking a high level of total           |
return through current income and capital appreciation    |
by investing primarily in high yield, lower rated         |
fixed-income securities of domestic companies.            |
                                                          |
               INVESTMENT ADVISOR                         |
             Pacholder & Company, LLC                     |
                                                          |
                  ADMINISTRATOR                           |
     Kenwood Administrative Management, L.P.              |
                                                          |
                    CUSTODIAN                             |
                 Star Bank, N.A.                          |
                                                          |
                 TRANSFER AGENT                           |
                 Star Bank, N.A.                          |
                                                          |
                  LEGAL COUNSEL                           |
             Piper & Marbury L.L.P.                       |
                                                          |
              INDEPENDENT AUDITORS                        |
              Deloitte & Touche LLP                       |
                                                          |
                EXECUTIVE OFFICES                         |
              Pacholder Fund, Inc.                        |
              8044 Montgomery Road                        |
                    Suite 382                             |
             Cincinnati, Ohio 45236                       |
                 (513) 985-3200                           |
                                                          |
-----------------------------------------------------------
|   This report is sent to the shareholders of Pacholder  |
|Fund, Inc. for their information. It is not a prospectus,| THIRD QUARTER REPORT
|offering circular or other representation intended for   |  SEPTEMBER 30, 1998
|use in connection with the purchase or sale of shares of |
|the Fund or any securities mentioned in this report.     |
--------------------------------------------------------------------------------